Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net loss	$ 24,442,000	$ 31,542,000
Non-cash or non operating items
Depreciation	259,000	329,000
Gain on modification of lease		(16,000)
Interest income	(279,000)	(176,000)
Loss on disposal of plant and equipment	(1,000)	2,000
Share-based compensation	2,301,000	2,858,000
Unrealized exchange loss (gain)	31,000	44,000
Changes in working capital items
Amounts receivable and prepaid expenses	(565,000)	(17,000)
Trade and other payables	(1,120,000)	(3,483,000)
Payables to related parties	(141,000)	(474,000)
Net cash used in operating activities	(23,957,000)	(32,475,000)
Investing activities
Acquisition of plant and equipment	31,000
Disposal of plant and equipment	1,000
Proceeds from royalty arrangement on mineral property interest	15,463,000
Interest received on cash and cash equivalents	238,000	164,000
Net cash from investing activities	15,671,000	164,000
Financing activities
Proceeds from issuance of shares		872,000
Transaction costs in the issuance of shares		(48,000)
Proceeds from the exercise of share purchase options and warrants		11,950,000
Early lease termination payment		31,000
Payments of principal portion of lease liabilities	(129,000)	(200,000)
Transaction costs on the At-the-Market Offering		(352,000)
Net cash from financing activities	(129,000)	12,191,000
Net decrease in cash and cash equivalents	(8,415,000)	(20,120,000)
Effect of exchange rate fluctuations on cash and cash equivalents	297,000	(49,000)
Cash and cash equivalents - beginning balance	22,291,000	42,460,000
Cash and cash equivalents - ending balance	$ 14,173,000	$ 22,291,000